Long-term investments, net - Equity method investments, net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Long-term investments
Gain from equity method investments, net					$ 14,161	$ 113
Equity method investments, net					737						$ 1,163
SiEngine Technology Co., Ltd
Long-term investments
Equity interest sold (as a percent)	1.31%	1.31%
Proceeds from divestiture of interest in consolidated subsidiaries	$ 14,452	¥ 100,000
Equity interest	0.00%	0.00%
Shenzhen U Chance Technology Co., Ltd.
Long-term investments
Proceeds from divestiture of interest in consolidated subsidiaries			$ 878	¥ 6,132
Gain from equity method investments, net			$ 291
Equity method investments, net					0						1,163
Hangzhou Fuyang Zeji Qushi Equity investment Fund L.P.
Long-term investments
Equity interest							5.00%	5.00%	10.00%	10.00%
Equity method investments, net					$ 737		$ 737	¥ 5,000	$ 1,474	¥ 10,000	$ 0